Credit Impairment Losses and Provisions - Additional Information (Detail) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Disclosure Of Credit Impairment Loss And Provisions [Abstract]
Impairment losses on loans and advances to banks	£ 0	£ 0
Impairment losses on non-trading reverse repurchase agreements	0	0
Impairment losses on other financial assets at amortised cost	0	0
Impairment losses on financial assets at FVOCI	£ 0	£ 0